Leases - Schedule of Lease Maturity (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
2025	$ 33.0
2026	29.0
2027	23.0
2028	20.0
2029	15.0
Thereafter	141.0
Total minimum lease payments	261.0
Less imputed interest	(40.0)
Total operating lease liabilities	221.0
Operating lease liabilities	27.0	$ 26.0
Non-current portion of operating lease liabilities	$ 194.0	$ 193.0